STOCK OPTIONS (Details Textual) - USD ($)												1 Months Ended								3 Months Ended		12 Months Ended
	May 31, 2019	Jun. 11, 2018	Jun. 11, 2018	Apr. 30, 2018	Jan. 24, 2018	Sep. 01, 2017	Sep. 01, 2017	Feb. 06, 2017	Feb. 06, 2017	Apr. 26, 2016	Dec. 14, 2015	Apr. 30, 2018	Jan. 24, 2018	Aug. 03, 2017	Feb. 13, 2017	Aug. 08, 2016	Apr. 26, 2016	Apr. 21, 2016	Nov. 24, 2015	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of common stock and exchangeable shares issued and outstanding that may be reserved for issuance upon exercise of all options or other securities granted																				15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					24,267																	45,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																						$ 9.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																						32,679
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																				344,989		182,996	170,675
Allocated Share-based Compensation Expense																				$ 28,554	$ 39,703	$ 140,540	$ 27,280
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																				6 years 5 months 27 days	7 years 10 months 21 days	7 years 2 months 12 days	7 years 5 months 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																				6 years 4 months 10 days	7 years 4 months 17 days	6 years 9 months 18 days	5 years 8 months 26 days
Fair Value Of Options					$ 491,036
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																						7 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense																				$ 287,757	$ 595,412	$ 1,347,399	$ 1,540,580
Employees Of Bionik Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										1,667								20,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 150.00							$ 150.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																	1,667					557	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																		3,895,000
Allocated Share-based Compensation Expense																				$ 3,431	17,813	$ 63,333	$ 71,250
Fair Value Of Options										$ 213,750							$ 213,750	$ 2,582,890
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Employees Of Bionik Inc [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																		$ 37.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																		6,667
Employees Of Bionik Inc [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																		$ 142.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																		6,667
Employees Of Bionik Inc [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																		$ 157.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																		6,666
Employees Of Bionik Inc [Member] | Unvested option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense																						$ 0	$ 29,524
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			4,334
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																			$ 183.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																			1,667	778		7,334	0
Allocated Share-based Compensation Expense																						$ 92,585	$ 142,438
Fair Value Of Options																			$ 694,384
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																			3 years
Employee One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																5,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																$ 150.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																						3,335
Allocated Share-based Compensation Expense																						$ 48,301	$ 217,356
Fair Value Of Options																$ 652,068
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																3 years
Director And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3.16
Allocated Share-based Compensation Expense																				$ 176,394
Fair Value Of Options	$ 453,585
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	169,882
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.59%
Director And Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 months
Director And Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Director and Employees and Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											16,634
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																						1,889	2,912	434
Allocated Share-based Compensation Expense																						$ 105,121	$ 479,315
Fair Value Of Options											$ 1,260,437
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						5 years					3 years
Employee Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								2,667	2,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 105.00	$ 105.00
Allocated Share-based Compensation Expense																				20,433	20,433	81,733	81,733
Fair Value Of Options								$ 245,200	$ 245,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years	3 years
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															1,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 102.00
Allocated Share-based Compensation Expense																						92,821	49,583
Fair Value Of Options															$ 148,750
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															1 year 6 months
Executive Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														13,334
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price														$ 31.50
Allocated Share-based Compensation Expense																						7,546	60,371
Fair Value Of Options														$ 387,209
Share Based Compensation Arrangement By Share Based Payment Award Additional Options Grants In Period Gross														10,000
Executive Employee And Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						81,436	81,436
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 24.15	$ 24.15
Allocated Share-based Compensation Expense																				57,259	38,173	343,557	$ 381,730
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							50.00%
Fair Value Of Options						$ 1,832,304	$ 1,832,304
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							27,148
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights						50% of the remaining options vest on performance being met and 50% vest annually over 5 years for the CEO, for our Chairman the options vest over 5 years.
Executive Employee And Consultant [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							5 years
New Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		5,000	5,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 6.93	$ 6.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			5,000
Allocated Share-based Compensation Expense																				$ 1,686	$ 562	$ 8,147
Fair Value Of Options		$ 30,341	$ 30,341
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		7 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		114.00%	114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.59%	1.59%
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				40,000								40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 9.74								$ 9.74
Allocated Share-based Compensation Expense				$ 363,714								$ 363,714
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				10 years								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				114.00%								114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%								1.59%
Employees vest equally on January 24, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 23.25								$ 23.25
Employees vest equally on January 24 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					23.25								23.25
Employees Vest Equally On January242021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 23.25								$ 23.25